CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - € / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Dividend paid per share (in euros per share)	€ 3.15	€ 3.07	€ 3.03